CONCENTRATIONS (Details) (USD $)	12 Months Ended			9 Months Ended	12 Months Ended					9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended			12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2013	Mar. 31, 2013 Vendor One Concentration Risk [Member]	Jun. 30, 2012 Vendor One Concentration Risk [Member]	Jun. 30, 2011 Vendor One Concentration Risk [Member]	Jun. 30, 2012 Vendor Two Concentration Risk [Member]	Jun. 30, 2011 Vendor Two Concentration Risk [Member]	Dec. 31, 2012 Total supplier costs [Member]	Mar. 31, 2013 Accounts Receivable [Member]	Mar. 31, 2013 Accounts Receivable [Member] Customer One Concentration Risk [Member]	Jun. 30, 2012 Accounts Receivable [Member] Customer One Concentration Risk [Member]	Jun. 30, 2011 Accounts Receivable [Member] Customer One Concentration Risk [Member]	Mar. 31, 2013 Accounts Receivable [Member] Customer Two Concentration Risk [Member]	Jun. 30, 2012 Accounts Receivable [Member] Customer Two Concentration Risk [Member]	Jun. 30, 2011 Accounts Receivable [Member] Customer Two Concentration Risk [Member]	Mar. 31, 2013 Accounts Receivable [Member] Customer Three Concentration Risk [Member]	Jun. 30, 2012 Accounts Receivable [Member] Customer Three Concentration Risk [Member]	Jun. 30, 2011 Accounts Receivable [Member] Customer Three Concentration Risk [Member]	Mar. 31, 2013 Accounts Receivable [Member] Customer Four Concentration Risk [Member]	Mar. 31, 2013 Sales Revenue, Goods, Net [Member]	Mar. 31, 2013 Sales Revenue, Goods, Net [Member] Customer One Concentration Risk [Member]	Jun. 30, 2012 Sales Revenue, Goods, Net [Member] Customer One Concentration Risk [Member]	Jun. 30, 2011 Sales Revenue, Goods, Net [Member] Customer One Concentration Risk [Member]	Mar. 31, 2013 Sales Revenue, Goods, Net [Member] Customer Two Concentration Risk [Member]	Jun. 30, 2012 Sales Revenue, Goods, Net [Member] Customer Two Concentration Risk [Member]	Jun. 30, 2012 Sales Revenue, Goods, Net [Member] Customer Three Concentration Risk [Member]	Mar. 31, 2013 Fire Ice Segment [Member]	Jun. 30, 2012 Fire Ice Segment [Member]	Jun. 30, 2011 Fire Ice Segment [Member]	Mar. 31, 2013 Soil 2 O Segment [Member]	Jun. 30, 2012 Soil 2 O Segment [Member]	Jun. 30, 2011 Soil 2 O Segment [Member]	Mar. 31, 2013 Soil 2 O Sales Revenue Percentage [Member]	Mar. 31, 2013 Soil 2 O Dust Control [Member]	Mar. 31, 2013 Fire Ice Product Sales Revenue [Member]	Mar. 31, 2013 Fire Ice Home Defense Sales Revenue [Member]
Concentration Risk [Line Items]
Number of customers in concentration	3	3		1						4											2
Number of products in concentration	2	2																			2
Concentration risk, percentage				68.40%	52.20%	38.40%	20.60%	14.80%			29.60%	43.00%	46.00%	28.50%	24.10%	15.00%	15.40%	18.10%	11.00%	10.60%		26.30%	14.30%	20.10%	15.80%	12.40%	12.30%	68.90%	49.90%	72.20%	31.10%	50.10%	27.80%	37.00%	63.00%	88.10%	11.90%
Raw materials	$ 181,488	$ 162,829	$ 289,576	$ 208,000	$ 205,000	$ 150,000	$ 81,000	$ 58,000	$ 88,000